Condensed Interim Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 470,868	$ 581,022	$ 424,629
Accounts receivable			270,108
Inventories (NOTE 4)	2,804,734	3,544,071	4,673,189
Prepaid expenses and other current assets	47,575	50,523	45,983
TOTAL CURRENT ASSETS	3,323,177	4,175,616	5,413,909
INVENTORIES (NOTE 4)	194,798		1,081,425
PROPERTY AND EQUIPMENT, net (NOTE 5)	4,322,411	4,368,398	4,928,280
MINERAL PROPERTIES AND INTERESTS, net (NOTE 6)	3,638,671	3,616,493	3,679,652
RECLAMATION BONDS (NOTE 3)	1,592,936	1,591,547	947,116
TOTAL ASSETS	13,071,993	13,752,054	16,050,382
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	361,794	159,741	255,010
Royalties and upside participation payable (NOTE 7)	3,049,930	2,843,091	1,977,633
Accrued interest, prepaid forward gold contract (NOTE 7)	925,358	640,742	120,989
Accrued liabilities – officers and other wages (NOTES 11 and 12)	142,159	137,159	111,159
Notes payable, current portion (NOTE 8)		58,061	427,413
Settlement of consulting contract payable (NOTE 10)	200,000	200,000	200,000
Prepaid forward gold contract liability (NOTE 7)	4,630,717	5,841,383	10,263,438
Due in lieu of gold deliveries (NOTE 7)	15,513,500	13,419,500	5,771,000
TOTAL CURRENT LIABILITIES	24,823,458	23,299,677	19,126,642
LONG-TERM LIABILITIES
Notes payable, net of current portion (NOTE 8)			116,098
Asset retirement obligation (NOTE 9)	1,556,021	1,496,434	1,362,294
TOTAL LONG-TERM LIABILITIES	1,556,021	1,496,434	1,478,392
TOTAL LIABILITIES	26,379,479	24,796,111	20,605,034
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock
Common Stock	26,833	26,833	26,833
Additional paid-in capital	9,666,275	9,666,275	9,666,275
Accumulated deficit	(23,000,594)	(20,737,165)	(14,247,760)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(13,307,486)	(11,044,057)	(4,554,652)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 13,071,993	$ 13,752,054	$ 16,050,382